Income Taxes - Schedule of Profit or Loss Before Income Tax (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Income Taxes - Schedule of Profit or Loss Before Income Tax (Details) [Line Items]
Total	$ 162,833	$ 1,908,945	$ 817,562
HONG KONG
Income Taxes - Schedule of Profit or Loss Before Income Tax (Details) [Line Items]
Total	2,575,686	1,995,263	824,608
Other Jurisdictions [Member]
Income Taxes - Schedule of Profit or Loss Before Income Tax (Details) [Line Items]
Total	$ (2,412,853)	$ (86,318)	$ (7,046)